Loans and Other Financing - Summary of Net Loans and Other Financing (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of loans and other financing [line items]
Non-financial Public Sector	$ 460,847	$ 4,000,190
Argentine Central Bank (BCRA)	40,796	11,466
Financial Institutions	27,298,507	42,528,958
Loans	27,298,507	42,528,958
Non-financial Private Sector and Residents Abroad	3,186,083,159	4,040,454,535
Loans	3,073,592,568	3,965,964,937
Financial Leases	6,393,224	10,831,446
Other Financing	106,097,367	63,658,152
Less: Allowances	(133,176,984)	(215,368,364)
Loans and Other Financing	3,080,706,325	3,871,626,785
Advances
Disclosure of loans and other financing [line items]
Loans	119,850,633	206,971,837
Notes
Disclosure of loans and other financing [line items]
Loans	703,859,191	971,361,949
Mortgage Loans
Disclosure of loans and other financing [line items]
Loans	37,915,833	60,415,652
Pledge Loans
Disclosure of loans and other financing [line items]
Loans	45,092,352	79,761,541
Personal Loans
Disclosure of loans and other financing [line items]
Loans	255,726,017	354,443,305
Credit Card Loans
Disclosure of loans and other financing [line items]
Loans	1,706,968,422	2,025,688,014
Other Loans
Disclosure of loans and other financing [line items]
Loans	49,632,674	117,074,306
Accrued Interest, Adjustments and Quotation Differences Receivable
Disclosure of loans and other financing [line items]
Loans	167,597,009	166,990,268
Documented Interest
Disclosure of loans and other financing [line items]
Loans	$ (13,049,563)	$ (16,741,935)